Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 01, 2020
Entity Registrant Name	MASSMUTUAL PREMIER FUNDS
Entity Central Index Key	0000927972
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 01, 2020
Document Effective Date	Jul. 01, 2020
Prospectus Date	Feb. 01, 2020
MassMutual Premier International Equity Fund | Class R4
Prospectus:
Trading Symbol	MEIRX
MassMutual Premier International Equity Fund | Class R3
Prospectus:
Trading Symbol	MEERX
MassMutual Premier International Equity Fund | Class I
Prospectus:
Trading Symbol	MIZIX
MassMutual Premier International Equity Fund | Service Class
Prospectus:
Trading Symbol	MYIEX
MassMutual Premier International Equity Fund | Class R5
Prospectus:
Trading Symbol	MIEDX
MassMutual Premier International Equity Fund | Administrative Class
Prospectus:
Trading Symbol	MIELX
MassMutual Premier International Equity Fund | Class A
Prospectus:
Trading Symbol	MMIAX